Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Oct. 31, 2015	Sep. 30, 2015	Mar. 31, 2014	Nov. 28, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 03, 2015
2013 Plan [Member]
Statement Line Items [Line Items]
Description of option agreement						Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Reserved for issuance shares of common stock						1,000,000
NIS [Member] | 2013 Plan [Member]
Statement Line Items [Line Items]
Ordinary shares par value						$ 0.25
Series 7 [Member]
Statement Line Items [Line Items]
Registered warrants					9,907,500
Warrants were exercisable into ordinary shares					396,300
Series 7 [Member] | NIS [Member]
Statement Line Items [Line Items]
Financial income					$ 119
Series 10 [Member]
Statement Line Items [Line Items]
Registered warrants							39,042,000
Warrants were exercisable into ordinary shares							1,561,680
Warrants expired date							Oct. 31, 2017
Series 10 [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price							$ 9.85
Series 11 [Member]
Statement Line Items [Line Items]
Registered warrants							37,372,500
Warrants were exercisable into ordinary shares							1,494,900
Warrants expired date							Oct. 31, 2017
Series 11 [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price							$ 9.80
Series 12 [Member]
Statement Line Items [Line Items]
Registered warrants							1,470,000
Warrants were exercisable into ordinary shares							1,470,000
Warrants expired date							Oct. 31, 2017
Series 12 [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price							$ 15.29
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares par value								$ 0.25	$ 0.25
Number of shares authorized	80,000,000						80,000,000	80,000,000
Ordinary Shares [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares par value										$ 0.25
Authorized share capital										$ 10,000
Increased authorized share capital										$ 20,000
Number of shares authorized										80,000,000
ADS [Member]
Statement Line Items [Line Items]
Ordinary shares	138,890						138,890
Additional ordinary shares	69,445
Warrants term		five and a half years
Warrants exercise price		$ 2.25
ADS [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Ordinary shares		250,000
Warrants to purchase shares issued		125,000
Warrants exercise price		$ 2.25
ADS [Member] | Placement Agent Warrants [Member] | NIS [Member]
Statement Line Items [Line Items]
Cash issuance costs		$ 2,299
September 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued								2,275,863
Cash issuance costs								$ 3,060
September 2015 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Exercisable price per share	$ 5.25						$ 5.25
Equivalent to ordinary share price per share	$ 2.625						$ 2.625
Warrants term								Five years
September 2015 Financing [Member] | ADS [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value of warrants issued							$ 2,027	$ 4,430	$ 6,370
September 2015 Financing [Member] | Placement Agent Warrants [Member] | ADS [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							103,448
Ordinary shares issued	206,897						206,897
Exercisable price per share	$ 5.25						$ 5.25
Equivalent to ordinary share price per share	2.625						$ 2.625
Subject to certain adjustments, for a period							5 years
Cash issuance costs							$ 1,224
September 2015 Financing [Member] | Direct Offering [Member] | ADS [Member]
Statement Line Items [Line Items]
Ordinary shares				2,068,966
Additional ordinary shares				2,068,966
Gross proceeds				$ 34,767
Issued unregistered warrants to purchase				1,034,483
Ordinary shares issued				4,137,932
October 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							998,276
October 2015 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Exercisable price per share	5.25						$ 5.25
Equivalent to ordinary share price per share	$ 2.625						$ 2.625
Warrants term								Half years
October 2015 Financing [Member] | ADS [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value of warrants issued							$ 873	$ 1,914	2,746
October 2015 Financing [Member] | Placement Agent Warrants [Member] | ADS [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued							55,460
Ordinary shares issued	110,920						110,920
Exercisable price per share	$ 5.25						$ 5.25
Equivalent to ordinary share price per share	$ 2.625						$ 2.625
Subject to certain adjustments, for a period							4 years
Fair value of warrants issued							$ 554
October 2015 Financing [Member] | Direct Offering [Member] | ADS [Member]
Statement Line Items [Line Items]
Ordinary shares			1,109,196
Additional ordinary shares			887,356
Gross proceeds			$ 18,653
Issued unregistered warrants to purchase			443,678
Ordinary shares issued			2,218,392
January 2017 Financing [Member] | NIS [Member]
Statement Line Items [Line Items]
Subject to certain adjustments, for a period	4007
Fair value of warrants issued		7,117
Additional issuance costs		$ 712
January 2017 Financing [Member] | Private Placement and Accredited Investors [Member] | ADS [Member]
Statement Line Items [Line Items]
Sold an aggregate shares		2,500,000
Ordinary shares		5,000,000
Warrants to purchase additional shares		1,250,000
Additional ordinary shares		2,500,000
January 2017 Financing [Member] | Private Placement and Accredited Investors [Member] | ADS [Member] | NIS [Member]
Statement Line Items [Line Items]
Aggregate purchase price		$ 18,935
March 2014 Financing [Member] | ADS [Member]
Statement Line Items [Line Items]
Warrants term							Four years
March 2014 Financing [Member] | ADS [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value of warrants issued							$ 0	126	2,163
December 2014 Financing [Member] | ADS [Member] | NIS [Member]
Statement Line Items [Line Items]
Fair value of warrants issued							$ 130	$ 3,597	$ 5,446